Lease revenue (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Lease Revenue [Abstract]
Term of operating lease agreements	14 years
2019	$ 4,085,052
2020	3,722,474
2021	3,434,494
2022	3,148,553
2023	2,861,153
Thereafter	10,555,593
Contracted minimum future lease receivables	$ 27,807,319